Basis of Presentation - Additional Information (Detail)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Aug. 30, 2014 Scenario, Forecast [Member] USD ($)	Mar. 29, 2014 Scenario, Forecast [Member] USD ($)	Aug. 30, 2014 Investissement Quebec [Member] Scenario, Forecast [Member] CAD	Mar. 29, 2014 Investissement Quebec [Member] Scenario, Forecast [Member] USD ($)	Mar. 29, 2014 Recapitalization [Member] Scenario, Forecast [Member] CAD	Mar. 29, 2014 Recapitalization [Member] Maximum [Member]	Mar. 29, 2014 Recapitalization [Member] Minimum [Member]	Aug. 30, 2014 Revolving credit facility [Member] Scenario, Forecast [Member] USD ($)	Aug. 30, 2014 Revolving credit facility [Member] Scenario, Forecast [Member] CAD	Mar. 29, 2014 Revolving credit facility [Member] Scenario, Forecast [Member] USD ($)	Mar. 29, 2014 Revolving credit facility [Member] Recapitalization [Member] Maximum [Member] USD ($)
Organization And Description Of Business [Line Items]
Additional reserve established by lenders														$ 2,500,000
Percentage of changes in the cash flow									12.50%	10.00%
Additional financial support agreed				5,000,000	5,000,000	2,500,000	2,500,000	3,000,000				3,000,000	3,000,000
Reduction of senior secured revolving credit facility	125,000										125,000
Net (loss) income	(5,801,000)	1,513,000	219,000
Net cash provided by operating activities	$ (19,117,000)	$ 6,176,000	$ 4,583,000